Retirement Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Plan [Abstract]
Contributed to savings plan	$ 1.1	$ 0.6	$ 0.4